NOTE 24. Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Financing Receivable, Gross Amount	$ 34,800	$ 20,890
Impaired Financing Receivable, Allowance For Credit Losses	12,337	5,544
Impaired Financing Receivable, Total Carrying Amount	22,463	15,346
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	5,084	10,563
Impaired Financing Receivable, Allowance For Credit Losses	296	714
Impaired Financing Receivable, Total Carrying Amount	4,788	9,849
Accounts Receivable
Impaired Financing Receivable, Gross Amount	29,716	10,327
Impaired Financing Receivable, Allowance For Credit Losses	12,041	4,830
Impaired Financing Receivable, Total Carrying Amount	$ 17,675	$ 5,497